FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, “Fair Value Measurements,” defines fair value and establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan can access at the measurement date. Level 2 inputs are quoted prices to similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Following is a description of the valuation techniques used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Shares of Registered Investment Companies
These investments are valued at the net asset value of shares held by the registered investment companies at year-end. The investments are measured at fair value using quoted prices for identical assets, which are readily available Level 1 inputs.
Common Collective Trust
This investment is comprised of fully benefit-responsive investment contracts issued by insurance companies and other financial institutions (Contracts), fixed income securities, and money market funds. Under the terms of the Contracts, the assets of the fund are invested in fixed income securities (which may include, but are not limited to, U.S. Treasury and agency bonds, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset backed securities, and collective investment vehicles and shares of investment companies that invest primarily in fixed income securities) and shares of money market funds. The net asset value (NAV) is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the common collective trust will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily.
Employer Securities
These investments consist of a unitized stock fund which consists of employer securities valued at the closing price reported on the active market on which the individual securities are traded, and a small money market fund for liquidity purposes. As a result, the value of the investment is based on Level 1 inputs.
Cash Equivalents
These investments are primarily composed of money market funds. Money market funds are public investment vehicles valued using $1 for the net asset value and are classified within Level 1 of the valuation hierarchy.

The following table provides the assets carried at fair value measured on a recurring basis as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Shares of registered investment companies	$179,297,837	$—	$—	$179,297,837
Common collective trust (1)	—	—	—	3,582,040
Employer securities	1,902,650	—	—	1,902,650
Cash equivalents	4,413,121	—	—	4,413,121
Total assets at fair value	$185,613,608	$—	$—	$189,195,648
Gibraltar 401(k) Plan
Notes to Financial Statements

3. FAIR VALUE MEASUREMENTS (CONTINUED)

The following table provides the assets carried at fair value measured on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Shares of registered investment companies	$161,335,162	$—	$—	$161,335,162
Common collective trust (1)	—	—	—	4,211,546
Employer securities	2,486,444	—	—	2,486,444
Cash equivalents	4,685,217	—	—	4,685,217
Total assets at fair value	$168,506,823	$—	$—	$172,718,369

NOTE (1): In accordance with FASB ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust	$3,582,040	N/A	Daily	12 months

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust	$4,211,546	N/A	Daily	12 months